Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Lease Payments

The total future minimum lease payments of property management fee and short-term lease under the non-cancellable operating lease with respect to the office as of June 30, 2025 are payable as follows:

Lease Commitment
Within 1 year	$20,102
Total	$20,102